STATEMENT OF CASH FLOWS (FY)	1 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (10,951)
Changes in operating assets and liabilities:
Accrued offering costs	10,951
Net cash used in operating activities	0
Net Change in Cash	0
Cash - Beginning of period	0
Cash - End of period	0
Supplemental disclosure of cash flow information:
Deferred offering costs included in accrued offering costs	$ 166,792